FINANCIAL INSTRUMENTS (Commodity contracts outstanding) (Details) - Commodity risk - Cash flow hedges $ in Thousands, pound in Millions, gal in Millions	Jan. 03, 2021 USD ($) pound gal	Dec. 29, 2019 USD ($) pound gal
Disclosure of detailed information about hedging instruments [line items]
Financial assets, fair value	$ 1,843	$ (2,564)
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	16.2	133.7
Financial assets, fair value	$ 1,582	$ 3,296
Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	3.9	60.6
Financial assets, fair value	$ (781)	$ (6,859)
Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | gal	6.4	8.5
Financial assets, fair value	$ 1,042	$ 999
Accounts payable and accrued liabilities (1)
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(1,039)	(7,243)
Accounts payable and accrued liabilities (1) | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	(198)
Accounts payable and accrued liabilities (1) | Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(781)	(6,859)
Accounts payable and accrued liabilities (1) | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(258)	(186)
Financial assets included in prepaid expenses, deposits and other current assets
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	2,882	4,679
Financial assets included in prepaid expenses, deposits and other current assets | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,582	3,494
Financial assets included in prepaid expenses, deposits and other current assets | Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial assets included in prepaid expenses, deposits and other current assets | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 1,300	$ 1,185